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August 30, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
       Merrill Lynch Investor Life - Registration No. 33-41830 Merrill Lynch Investor Life Plus - Registration No. 33-41829 Merrill Lynch Estate Investor I - Registration No. 33-55678 Merrill Lynch Estate Investor II - Registration No. 33-55472 Merrill Lynch Legacy Power - Registration No. 333-47844

Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

FAM SERIES FUND, INC.
Mercury Balanced Capital Strategy Portfolio, SEC File No.: 811-03091 Mercury Core Bond Strategy Portfolio, SEC File No.: 811-03091
Mercury Fundamental Growth Strategy Portfolio, SEC File No.: 811-03091 Mercury Global Allocation Strategy Portfolio, SEC File No.: 811-03091 Mercury High Yield Portfolio, SEC File No.: 811-03091
Mercury Intermediate Government Bond Portfolio, SEC File No.: 811-03091 Mercury Large Cap Core Strategy Portfolio, SEC File No.: 811-03091 Mercury Money Reserve Portfolio, SEC File No.: 811-03091

FAM VARIABLE SERIES FUNDS, INC.
Mercury Basic Value V.I. Fund, SEC File No.: 811-03290
Mercury Domestic Money Market V.I. Fund, SEC File No.: 811-03290
Mercury Fundamental Growth V.I. Fund, SEC File No.: 811-03290
Mercury Global Allocation V.I. Fund, SEC File No.: 811-03290
Mercury Global Growth V.I. Fund, SEC File No.: 811-03290
Mercury Government Bond V.I. Fund, SEC File No.: 811-03290
Mercury Index 500 V.I. Fund, SEC File No.: 811-03290
Mercury International V.I. Fund, SEC File No.: 811-03290
Mercury Large Cap Growth V.I. Fund, SEC File No.: 811-03290
Mercury Large Cap Value V.I. Fund, SEC File No.: 811-03290
Mercury Value Opportunities V.I. Fund, SEC File No.: 811-03290
Mercury Utilities and Telecommunications V.I. Fund, SEC File No.: 811-03290

AIM VARIABLE INSURANCE FUNDS
AIM V.I. Capital Appreciation Fund, SEC File No.: 811-07452
AIM V.I. International Growth Fund, SEC File No.: 811-07452

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AIM V.I. Core Equity Fund, SEC File No.: 811-07452

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
Growth and Income Portfolio, SEC File No.: 811-05398
Large Cap Growth Portfolio, SEC File No.: 811-05398

DAVIS VARIABLE ACCOUNT FUND, INC.
Davis Value Portfolio, SEC File No.: 811-09293

MFS VARIABLE INSURANCE TRUST
MFS Emerging Growth Series, SEC File No.: 811-08326

PIMCO VARIABLE INSURANCE TRUST
Total Return Portfolio, SEC File No.: 811-08399

SELIGMAN PORTFOLIOS, INC.
Seligman Smaller-Cap Value Portfolio, SEC File No.: 811-05221

VAN KAMPEN LIFE INVESTMENT TRUST
Emerging Growth Portfolio, SEC File No.: 811-04424

MLIG VARIABLE INSURANCE TRUST
Roszel/Delaware Trend Portfolio, SEC File No.: 811-21038
Roszel/Allianz CCM Capital Appreciation Portfolio, SEC File No.: 811-21038

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534